Share-based Payment - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 kr / shares	Jun. 30, 2026 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price						€ 19.42
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price						€ 211.85
Performance Stock Unit Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions			In addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more than 100% of the PSUs granted, nor will it result in additional grants.
Performance Stock Unit Program [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting rights					100.00%	100.00%
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation costs | €	€ 29.6	€ 30.0	€ 60.0	€ 55.6